Average Annual Total Returns - LVIP T Rowe Price 2010 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P Target Date 2010 Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P Target Date 2010 Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P Target Date 2010 Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	12.29%	7.34%	5.81%	12.02%	7.07%	5.55%	9.95%	7.22%	6.15%